Earnings Per Common Share (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Basic And Diluted Other Disclosures [Abstract]
Anti-dilutive non vested shares	1,560,502	1,097,552